INCOME TAXES - Reconciliation of the statutory federal income tax (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Amount
Federal tax benefit as statutory rates	$ (2,182)	$ (26,050)
Stock-based compensation	21	192
Other permanent differences	1	32
Change in valuation allowance	$ 2,160	25,826
Total tax benefit		$ 0
Rates
Federal tax benefit as statutory rates	21.00%	21.00%
Stock-based compensation, rate	0.20%	0.20%
Change in valuation allowance, rate	20.80%	20.80%